Segment Reporting - Summary of Predecessor and Successor Allocate Revenue Based on Geographical Location of Operations (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Disclosure of geographical areas [line items]
Segment Revenue, net	$ 18,182		$ 163,267	$ 155,910	$ 203,607
Segment Profit (Loss)	$ 2,375	$ 82,088	$ 82,088	33,878	46,977
Assets				237,140	170,505
Liabilities				$ 39,749	$ 35,918